Property and Equipment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Less: Accumulated Depreciation	$ (95,726)	$ (86,932)
Net Property and Equipment	19,198	15,877
Computer Equipment [Member]
Property and Equipment	77,162	65,047
Office Equipment [Member]
Property and Equipment	$ 37,762	$ 37,762